[Graphic Omitted] UBS
                  Global Asset Management



                  Insured Municipal Income Fund Inc.

                  Semiannual Report

                  September 30, 2002

Insured Municipal Income Fund Inc.


November 14, 2002

DEAR SHAREHOLDER,

We present you with the semiannual report for Insured Municipal Income Fund Inc. for the six months ended September 30, 2002.

AN INTERVIEW WITH PORTFOLIO MANAGER WILLIAM VERONDA

Q: HOW DID THE FUND PERFORM DURING THE PERIOD RELATIVE TO ITS PEERS?

A: For the six months ended September 30, 2002, the Fund's net asset value advanced 8.21% and its market price increased 11.36%, underperforming its competitors as measured by the Lipper Insured Municipal Debt Funds (Leveraged) Median. The Lipper Median's net asset value and market price grew 11.01% and 12.20%, respectively. The Fund's shorter average duration compared to its peers was the primary contributor to its performance versus the benchmark. (For more performance information, please refer to "Performance At A Glance" on page 4.)

Q: COULD YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE PERIOD?

A: As the reporting period began, there were increasing signs that a sustained economic rebound was taking place. This prompted the Federal Reserve Board (the "Fed") to shift from an easing stance (to combat economic weakness) to a neutral stance. The change in policy appeared warranted, as gross domestic product (GDP) accelerated to a 5.0% growth rate during the first quarter of 2002. However, the uptick proved short-lived. Ongoing threats of terrorism, turmoil in the Middle East, anemic corporate spending, waning consumer confidence in light of the stock market's decline, and corporate accounting scandals all took their toll. The end result--second quarter 2002 GDP growth was a less-than-expected 1.3%. Although the third quarter figure came in at 4.0%, as of this writing, investors were already focusing on fourth quarter GDP, since it may be an indicator as to whether a sustainable economic recovery is likely.

Q: HOW DID THE BOND MARKET PERFORM DURING THE SIX MONTH PERIOD?

A: Given the uncertainties regarding the economy, the weak stock market, and geopolitical concerns, the bond market rallied sharply during the period. Investors

-------------------------
INSURED MUNICIPAL
INCOME FUND INC.

INVESTMENT GOAL:

High level of current
income exempt from
federal income tax,
consistent with
preservation of capital.

PORTFOLIO MANAGER:

William Veronda,
UBS Global Asset
Management (US) Inc.

COMMENCEMENT:
June 8, 1993

NYSE SYMBOL:
PIF

DIVIDEND PAYMENTS:
Monthly
-------------------------


--------------------------------------------------------------------------------
UBS Global Asset Management                                                    1

Insured Municipal Income Fund Inc.


   were drawn to the relative safety and strong performance offered by fixed income securities in general, and the municipal market participated in this upswing.

Q: WHILE THE FUND GENERATED STRONG ABSOLUTE RETURNS, IT LAGGED ITS BENCHMARK
   DURING THE PERIOD. WHAT WERE SOME OF THE FACTORS THAT LED TO THE FUND'S RELATIVE UNDERPERFORMANCE?

A: To some extent, our goal of limiting the Fund's capital gains adversely affected its results during the period. Based on the municipal market's strong performance in recent years, nearly every security in the portfolio has risen in price. To avoid locking in capital gains, we've tended to hold on to our positions. Consequently, some of the bonds in the Fund's portfolio have "aged" to the point where they have short maturities. With a shorter duration than the benchmark, the Fund underperformed its peers in the falling interest rate environment.

Q: HOW ARE YOU CURRENTLY POSITIONING THE FUND'S PORTFOLIO?

A: We are continuing to selectively focus on bonds that have longer durations, typically those with maturities that more accurately reflect the municipal market as a whole. This positioning has increased the Fund's flexibility to purchase what we believe are attractively structured and priced municipal securities. In particular, we're focusing on bonds with maturities in the 15- to 20-year range, as we believe these issues offer a "sweet spot" in terms of their risk/reward characteristics: while we give up a little bit of yield versus 30-year issues, 15- to 20-year bonds are less volatile than their longer-term counterparts.

Q: TO ILLUSTRATE YOUR INVESTMENT STRATEGY, PLEASE DESCRIBE SOME HOLDINGS THAT
   YOU PURCHASED DURING THIS REPORTING PERIOD?

A: Our purchase of Chicago, Illinois insured bonds--Chicago Project-Ser.
   A--which mature in 2042 and offer a 5% coupon, is one result of our focus on longer duration securities. The timing of our purchase proved advantageous, as these securities have already appreciated roughly 9% in value compared to their issuance price (as of period end).

Post period-end, we purchased Georgia Municipal Electric Authority bonds. We purchased a large block of these quality securities at an attractive price. These bonds mature in 2018 and provide a 5% coupon.

Q: WERE THERE ANY SECTORS OF THE MARKET THAT YOU PLACED MORE EMPHASIS ON DURING
   THE PERIOD?

A: The Fund's portfolio tends to be highly diversified. When an overweight of a particular sector occurs, it is due to the fact that we view it as being highly attractive.


--------------------------------------------------------------------------------
2                                                    UBS Global Asset Management

Insured Municipal Income Fund Inc.


Q: LASTLY, WHAT IS YOUR SHORT-TERM AND LONG-TERM OUTLOOK FOR THE MARKET?

A: We believe a modest economic expansion will take hold and that a double-dip recession--while possible--is unlikely. Given a subdued growth rate, we feel that interest rates will remain in a trading range--a change from the falling rate environment we've seen over the past few years. As such, we anticipate continuing our strategy of emphasizing longer-term securities at attractive points on the yield curve. We will also continue to stress credit quality in the portfolio to avoid any "contagion" from weakness in the corporate bond markets.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS Funds,* please contact your financial advisor or visit us at www.ubs.com.

Sincerely,


/s/ Brian M. Storms
-------------------
Brian M. Storms
PRESIDENT
Insured Municipal Income Fund Inc.
PRESIDENT AND CHIEF EXECUTIVE OFFICER
UBS Global Asset Management (US) Inc.


/s/ William Veronda
-------------------
William Veronda

PORTFOLIO MANAGER
Insured Municipal Income Fund Inc.
EXECUTIVE DIRECTOR
UBS Global Asset Management (US) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended September 30, 2002, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your financial advisor regarding your personal investment program.



* Mutual funds are sold by prospectus only. The prospectus for the fund contains more complete information regarding risks, charges and expenses, and should be read carefully before investing.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                    3

Insured Municipal Income Fund Inc.



PERFORMANCE AT A GLANCE

AVERAGE ANNUAL RETURN, PERIODS ENDED 9/30/02
NET ASSET VALUE RETURNS             FUND                   LIPPER MEDIAN*
--------------------------------------------------------------------------------
6 Months                            8.21%                      11.01%
--------------------------------------------------------------------------------
1 Year                              8.76                       10.84
--------------------------------------------------------------------------------
3 Years                             8.22                       10.08
--------------------------------------------------------------------------------
5 Years                             6.36                        6.70
--------------------------------------------------------------------------------
Since Inception 6/8/93*             6.06                        6.96
--------------------------------------------------------------------------------

MARKET PRICE RETURNS                FUND                   LIPPER MEDIAN*
--------------------------------------------------------------------------------
6 Months                           11.36%                      12.20%
--------------------------------------------------------------------------------
1 Year                             13.77                       12.08
--------------------------------------------------------------------------------
3 Years                            11.29                       11.26
--------------------------------------------------------------------------------
5 Years                             7.68                        6.64
--------------------------------------------------------------------------------
Since Inception 6/8/93*             5.77                        6.84
--------------------------------------------------------------------------------

* Inception returns for Lipper Insured Municipal Debt Funds (Leveraged) Median are shown as of nearest month-end of the Fund's inception: May 31, 1993.


  Past performance does not predict future performance. The return and principal value of an investment will fluctuate, so that an investor's shares, when sold, may be worth more or less than their original cost. NAV return assumes, for illustration only, that dividends were reinvested at the net asset value on the ex-dividend dates. Market price return assumes dividends were reinvested under the Dividend Reinvestment Plan. NAV and market returns for periods of one year or less have not been annualized.

  Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group.


SHARE PRICE, DIVIDEND AND YIELDS AS OF 9/30/02
--------------------------------------------------------------------------------
Market Price                          $14.51
--------------------------------------------------------------------------------
Net Asset Value                       $15.96
--------------------------------------------------------------------------------
12-Mo. Dividend (ended 9/30/02)       $0.790
--------------------------------------------------------------------------------
September 2002 Dividend               $0.070
--------------------------------------------------------------------------------
Market Yield**                         5.79%
--------------------------------------------------------------------------------
NAV Yield**                            5.26%
--------------------------------------------------------------------------------
IPO Yield**                            5.60%
--------------------------------------------------------------------------------

** Market yield is calculated by multiplying the September dividend by 12 and by dividing by the month-end market price. NAV yield is calculated by multiplying the month-end dividend by 12 and by dividing by the month-end net asset value. IPO yield is calculated by multiplying the month-end dividend by 12 and dividing by the initial public offering price. Prices and yields will vary.


--------------------------------------------------------------------------------
4                                                    UBS Global Asset Management

Insured Municipal Income Fund Inc.


PORTFOLIO STATISTICS

CHARACTERISTICS           9/30/02                         3/31/02                     9/30/01
--------------------------------------------------------------------------------------------------
Net Assets Applicable to
  Common Shareholders (mm) $329.3                          $312.6                      $318.5
--------------------------------------------------------------------------------------------------
Weighted Average Maturity*   12.9 yrs                        12.3 yrs                    13.0 yrs
--------------------------------------------------------------------------------------------------
Weighted Average Duration*    3.2 yrs                         3.9 yrs                     3.5 yrs
--------------------------------------------------------------------------------------------------
Weighted Average Coupon*      5.5%                            5.4%                        5.8%
--------------------------------------------------------------------------------------------------
AMT Paper**                     0%                              0%                          0%
--------------------------------------------------------------------------------------------------
Leverage**                   31.0%                           32.0%                       32.0%
--------------------------------------------------------------------------------------------------
Callable/Maturing within
  Five Years*                26.5%                           30.5%                       31.1%
--------------------------------------------------------------------------------------------------
Callable/Maturing beyond
  Five Years*                73.5%                           69.5%                       68.9%
--------------------------------------------------------------------------------------------------
CREDIT QUALITY***         9/30/02                         3/31/02                     9/30/01
--------------------------------------------------------------------------------------------------
AAA/Aaa                     140.5%                          140.3%                      142.9%
--------------------------------------------------------------------------------------------------
SP-1/MIG-1                    2.8                             5.8                         1.5
--------------------------------------------------------------------------------------------------
A1/P1                         0.3                             0.9                         0.6
--------------------------------------------------------------------------------------------------
Other Assets in Excess
  of Liabilities              2.0                             1.0                         2.1
--------------------------------------------------------------------------------------------------
Liquidation Value of
  Auction Preferred Shares  (45.6)                          (48.0)                      (47.1)
--------------------------------------------------------------------------------------------------
TOTAL                       100.0%                          100.0%                      100.0%
--------------------------------------------------------------------------------------------------
TOP TEN STATES***         9/30/02                         3/31/02                     9/30/01
--------------------------------------------------------------------------------------------------
Texas                        27.0%    Texas                  27.2%   Texas               25.4%
--------------------------------------------------------------------------------------------------
Illinois                     17.7     Pennsylvania           14.9    Illinois            21.1
--------------------------------------------------------------------------------------------------
Pennsylvania                 13.9     Illinois               13.2    Pennsylvania        16.0
--------------------------------------------------------------------------------------------------
Rhode Island                 10.2     Rhode Island           10.6    Rhode Island        10.5
--------------------------------------------------------------------------------------------------
Indiana                       6.7     Indiana                 7.2    Nevada               8.2
--------------------------------------------------------------------------------------------------
Kentucky                      5.7     Washington              6.9    Indiana              7.1
--------------------------------------------------------------------------------------------------
Washington                    5.2     Kentucky                6.2    Kentucky             6.6
--------------------------------------------------------------------------------------------------
California                    4.9     California              6.0    California           5.0
--------------------------------------------------------------------------------------------------
Alabama                       4.6     Alabama                 4.8    Alabama              4.8
--------------------------------------------------------------------------------------------------
Michigan                      4.6     Louisiana               4.7    Louisiana            4.5
--------------------------------------------------------------------------------------------------
TOTAL                       100.5%    TOTAL                 101.7%   TOTAL              109.2%
--------------------------------------------------------------------------------------------------
TOP FIVE SECTORS***       9/30/02                         3/31/02                     9/30/01
--------------------------------------------------------------------------------------------------
Water                        28.9%    Water                  30.9%   Water               33.0%
--------------------------------------------------------------------------------------------------
Power                        27.1     Power                  29.0    Power               26.3
--------------------------------------------------------------------------------------------------
Hospital                     22.7     Hospital               22.9    Hospital            24.7
--------------------------------------------------------------------------------------------------
General Obligations          14.1     Sales Tax              14.8    Sales Tax           15.9
--------------------------------------------------------------------------------------------------
Sales Tax                    13.4     General Obligations    12.1   General Obligations  14.0
--------------------------------------------------------------------------------------------------
TOTAL                       106.2%    TOTAL                 109.7%  TOTAL               113.9%
--------------------------------------------------------------------------------------------------

* Weightings represent percentages of portfolio assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

**  As a percentage of total assets.

*** As a percentage of net assets applicable to common shareholders as of the dates indicated.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                    5

Insured Municipal Income Fund Inc.

Portfolio of Investments-- September 30, 2002 (unaudited)

PRINCIPAL
 AMOUNT                                  MOODY'S     S&P       MATURITY   INTEREST
  (000)                                  RATING     RATING      DATES       RATES         VALUE
--------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--140.48%
--------------------------------------------------------------------------------------------------
ALABAMA--4.73%
 $1,590  Alabama Water Pollution
           Control Authority
           Revolving Fund Loan
           Series A (AMBAC Insured)        Aaa       AAA       08/15/17     6.750%      $1,789,004
--------------------------------------------------------------------------------------------------
  5,400  Birmingham Baptist Medical
           Center-Special Care Facilities
           Financing Authority Revenue
           Series A (MBIA Insured)         Aaa       AAA       08/15/23     5.500        5,534,352
--------------------------------------------------------------------------------------------------
  8,000  Jefferson County Sewer
           Revenue-Series A
           (FGIC Insured)                  Aaa       AAA       02/01/27     5.375        8,262,880
---------------------------- ---------------------------------------------------------------------
                                                                                        15,586,236
--------------------------------------------------------------------------------------------------
CALIFORNIA--5.06%
  4,000  California State Department
           of Water Resources
           Water Revenue
           Series W (FSA Insured)          Aaa      AAA        12/01/14     5.500        4,778,280
--------------------------------------------------------------------------------------------------
     30  California State General
           Obligation (FGIC Insured)       Aaa       AAA       11/01/12     7.000           33,911
--------------------------------------------------------------------------------------------------
    970  California State General
           Obligation (Pre-refunded
           with U.S. Government
           Securities to 11/01/04
           @ 102) (FGIC Insured) Aaa       AAA                 11/01/12     7.000        1,101,357
--------------------------------------------------------------------------------------------------
  1,585  Contra Costa Water District
           Water Revenue
           Series F (FGIC Insured)         Aaa       AAA       10/01/13     6.000        1,608,965
--------------------------------------------------------------------------------------------------
  2,000  Long Beach Finance Authority
           Lease Revenue-Aquarium
           of the South Pacific
           (AMBAC Insured)                 Aaa       AAA       11/01/15     5.500        2,314,020
--------------------------------------------------------------------------------------------------
  2,250  Los Angeles Wastewater
           System Revenue-Series A
           (MBIA Insured)                  Aaa       AAA       06/01/20     5.700        2,336,243
--------------------------------------------------------------------------------------------------
  4,000  San Francisco City & County
           Airport Commission
           International Airport
           Second Series 27B
           (FGIC Insured)                  Aaa       AAA       05/01/15     5.250        4,496,200
--------------------------------------------------------------------------------------------------
                                                                                        16,668,976
--------------------------------------------------------------------------------------------------
COLORADO--1.32%
  5,000  E-470 Public Highway Authority
           Revenue-Capital Appreciation
           Series B (MBIA Insured)         Aaa       AAA       09/01/07     5.330@       4,353,800
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6                                                    UBS Global Asset Management

Insured Municipal Income Fund Inc.

Portfolio of Investments-- September 30, 2002 (unaudited)

PRINCIPAL
 AMOUNT                                  MOODY'S     S&P       MATURITY   INTEREST
  (000)                                  RATING     RATING      DATES       RATES         VALUE
--------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
--------------------------------------------------------------------------------------------------
DELAWARE--3.16%
$10,000  Delaware State Economic
           Development Authority
           Pollution Control Revenue
           Delmarva Power-Series B
           (MBIA Insured)                  Aaa       AAA       06/01/21     5.900%     $10,412,500
--------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--1.39%
  4,000  District of Columbia Hospital
           Revenue-Medlantic
           Healthcare-Series A
           (Escrowed to Maturity)
           (MBIA Insured)                  Aaa       AAA       08/15/14     5.750        4,585,120
--------------------------------------------------------------------------------------------------
ILLINOIS--18.17%
  8,000  Central Lake County Joint
           Action Water Agency
           Interim Water Revenue
           (FGIC Insured)                  Aaa       AAA       05/01/20     5.375        8,206,400
--------------------------------------------------------------------------------------------------
  8,400  Chicago O'Hare International
           Airport Revenue-Second Lien
           Series A (MBIA Insured)         Aaa       AAA       01/01/15     6.375        9,257,388
--------------------------------------------------------------------------------------------------
  3,000  Chicago O'Hare International
           Airport Revenue-Second Lien
           Series B (MBIA Insured)         Aaa       AAA       01/01/15     5.500        3,086,460
--------------------------------------------------------------------------------------------------
  1,000  Chicago Project & Refunding
           Series A (MBIA Insured)         Aaa       AAA       01/01/14     5.500        1,141,240
--------------------------------------------------------------------------------------------------
  4,600  Chicago Public Building
           Commission-Building Revenue
           Series A (Pre-refunded with
           U.S. Government Securities
           to 12/01/03 @ 102)
           (MBIA Insured)                  Aaa       AAA       12/01/18     5.750        4,917,032
--------------------------------------------------------------------------------------------------
  9,325  Chicago Project Series A
           (AMBAC Insured)                 Aaa       AAA       01/01/42     5.000        9,555,141
--------------------------------------------------------------------------------------------------
  4,000  Illinois Development Finance
           Authority Pollution Control
           Revenue-Commonwealth
           Edison Co. Project-Series D
           (AMBAC Insured)                 Aaa       AAA       03/01/15     6.750        4,517,600
--------------------------------------------------------------------------------------------------
  4,500  Illinois Health Facilities
           Authority Revenue-Franciscan
           Sisters Health Care-Series C
           (Escrowed to Maturity)
           (MBIA Insured)                  Aaa       AAA       09/01/18     5.750        5,334,120
--------------------------------------------------------------------------------------------------
  2,000  Illinois Sales Tax Revenue
           Series 2 (FGIC Insured)         Aaa       AAA       06/15/16     5.500        2,330,220
--------------------------------------------------------------------------------------------------
  3,000  Kane McHenry Cook &
           De Kalb Counties-United
           School District No. 300
           (MBIA Insured)                  Aaa       AAA       12/01/15     5.500        3,421,500
--------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
UBS Global Asset Management                                                    7

Insured Municipal Income Fund Inc.

Portfolio of Investments-- September 30, 2002 (unaudited)

PRINCIPAL
 AMOUNT                                  MOODY'S     S&P       MATURITY   INTEREST
  (000)                                  RATING     RATING      DATES       RATES         VALUE
--------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
--------------------------------------------------------------------------------------------------
ILLINOIS--(CONCLUDED)
 $4,850  Metropolitan Pier & Exposition
           Authority Illinois McCormick
           Place Expansion-Series A
           (MBIA Insured)                  Aaa       AAA       06/15/42     5.250%      $5,108,844
--------------------------------------------------------------------------------------------------
  2,000  Regional Transportation
           Authority-Series A
           (Pre-refunded with U.S.
           Government Securities
           to 06/01/03 @ 102)
           (FGIC Insured)                  Aaa       AAA       06/01/23     5.850        2,097,980
--------------------------------------------------------------------------------------------------
    750  Regional Transportation
           Authority-Series C
           (Pre-refunded with U.S.
           Government Securities
           to 06/01/04 @ 102)
           (FGIC Insured)                  Aaa       AAA       06/01/25     7.100          832,935
--------------------------------------------------------------------------------------------------
                                                                                        59,806,860
--------------------------------------------------------------------------------------------------
INDIANA--6.93%
  2,500  Indiana Health Facilities
           Finance Authority
           Hospital Revenue
           Columbus Regional
           Hospital (FSA Insured)          Aaa      AAA        08/15/22     5.500        2,578,350
--------------------------------------------------------------------------------------------------
  7,835  Indianapolis Gas & Utilities
           Revenue-Series A
           (FGIC Insured)                  Aaa       AAA       06/01/21     5.375        8,032,834
--------------------------------------------------------------------------------------------------
 12,000  Marion County Convention
           Center and Recreational
           Facilities Authority-Excise
           Tax Reveune-Lease Rental-
           Series A (AMBAC Insured)        Aaa       AAA       06/01/21     5.500       12,202,440
--------------------------------------------------------------------------------------------------
                                                                                        22,813,624
--------------------------------------------------------------------------------------------------
IOWA--1.46%
  4,625  Ames Hospital Revenue
           Mary Greeley Medical
           Center Project

           (AMBAC Insured)                 Aaa       AAA       08/15/22     5.750        4,820,684
--------------------------------------------------------------------------------------------------
KENTUCKY--5.98%
 17,530  Louisville & Jefferson County
           Metropolitan Sewer District
           Sewer & Drain System
           Series A (Pre-refunded with
           U.S. Government Securities
           to 11/15/04 @ 102)                                  05/15/24 to  6.500 to
           (AMBAC Insured)                 Aaa       AAA       05/15/25     6.750       19,700,027
--------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
8                                                    UBS Global Asset Management

Insured Municipal Income Fund Inc.

Portfolio of Investments-- September 30, 2002 (unaudited)

PRINCIPAL
 AMOUNT                                  MOODY'S     S&P       MATURITY   INTEREST
  (000)                                  RATING     RATING      DATES       RATES         VALUE
--------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
--------------------------------------------------------------------------------------------------
LOUISIANA--1.12%
 $1,710  Louisiana Public Facilities
           Authority Revenue
           Tulane University
           Series A-1 (FGIC Insured)       Aaa       AAA       02/15/18     5.750%      $1,761,386
--------------------------------------------------------------------------------------------------
  1,870  Louisiana Public Facilities
           Authority Revenue
           Tulane University
           Series A-1 (Pre-refunded with
           U.S. Government Securities
           to 02/15/03 @ 102)
           (FGIC Insured)                  Aaa       AAA       02/15/18     5.750        1,937,226
--------------------------------------------------------------------------------------------------
                                                                                         3,698,612
--------------------------------------------------------------------------------------------------
MAINE--3.05%
  4,785  Maine Health & Higher
           Educational Facilities
           Authority Revenue-Series A
           (FSA Insured)                   Aaa       AAA       07/01/23     5.500        5,178,231
--------------------------------------------------------------------------------------------------
  3,105  Maine Health & Higher
           Educational Facilities
           Authority Revenue-Series A
           (Escrowed to Maturity)
           (FSA Insured)                   Aaa       AAA       07/01/23     5.500        3,197,157
--------------------------------------------------------------------------------------------------
  1,500  Maine Health & Higher
           Educational Facilities
           Authority Revenue-Series B
           (Pre-refunded with U.S.
           Government Securities
           to 07/01/04 @ 102)
           (FSA Insured)                   Aaa       AAA       07/01/24     7.000        1,669,965
--------------------------------------------------------------------------------------------------
                                                                                        10,045,353
--------------------------------------------------------------------------------------------------
MASSACHUSETTS--0.74%
  2,200  Massachusetts State
           Construction Loan
           Series D (MBIA Insured)         Aaa       AAA       08/01/20     5.375        2,419,450
--------------------------------------------------------------------------------------------------
MICHIGAN--1.94%
  6,255  Michigan State Housing
           Development Authority
           Rental Housing Revenue
           Series A (AMBAC Insured)        Aaa       AAA       04/01/23     5.900        6,394,424
--------------------------------------------------------------------------------------------------
NEVADA--4.27%
  2,000  Clark County Sanitation
           District (FGIC Insured)         Aaa       AAA        07/01/11    5.700        2,075,860
--------------------------------------------------------------------------------------------------
  4,000  Washoe County Gas &
           Water Facilities Revenue
           Sierra Pacific Power Co.
           Project-Series B
           (MBIA Insured)                  Aaa       AAA       06/01/23     5.900        4,165,000
--------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
UBS Global Asset Management                                                    9

Insured Municipal Income Fund Inc.

Portfolio of Investments-- September 30, 2002 (unaudited)

PRINCIPAL
 AMOUNT                                  MOODY'S     S&P       MATURITY   INTEREST
  (000)                                  RATING     RATING      DATES       RATES         VALUE
--------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)

--------------------------------------------------------------------------------------------------
NEVADA--(CONCLUDED)
 $7,500  Washoe County Water
           Facilities Revenue Sierra
           Pacific Power Co.
           Project-Series A
           (MBIA Insured)                  Aaa       AAA    06/01/23       5.900%       $7,809,375
--------------------------------------------------------------------------------------------------
                                                                                        14,050,235
--------------------------------------------------------------------------------------------------
NEW HAMPSHIRE--1.56%
  5,000  New Hampshire Higher
           Educational & Health
           Facilities Authority
           Revenue Lakes Region
           Hospital Association
           (FGIC Insured)                   Aaa      AAA    01/01/17        5.500        5,121,650
--------------------------------------------------------------------------------------------------
NEW JERSEY--1.68%
  5,000  Salem County Industrial
           Pollution Control Financing
           Authority Revenue Public
           Service Electric & Gas-
           Series D (MBIA Insured)         Aaa       AAA    10/01/29        6.550        5,531,000
--------------------------------------------------------------------------------------------------
NEW MEXICO--4.29%
  8,850  Gallup Pollution Control
           Revenue-Plains Electric
           Generation (MBIA Insured)       Aaa       AAA       08/15/17     6.650        9,057,090
--------------------------------------------------------------------------------------------------
  4,700  Santa Fe Revenue
           (Pre-refunded with U.S.
           Government Securities
           to 06/01/04 @ 100)
           (AMBAC Insured)                 Aaa       AAA       06/01/24     6.300        5,066,412
--------------------------------------------------------------------------------------------------
                                                                                        14,123,502
--------------------------------------------------------------------------------------------------
NEW YORK--3.52%
  2,000  Long Island Power Authority
           Electric System Revenue-
           Series A (FSA Insured)          Aaa       AAA       12/01/22     5.125        2,079,400
--------------------------------------------------------------------------------------------------
  5,000  Metropolitan Transportation
           Authority Revenue-
           Series A (AMBAC Insured)        Aaa       AAA       11/15/16     5.500        5,735,850
--------------------------------------------------------------------------------------------------
  2,115  New York City General
           Obligation-Series J
           (MBIA Insured)                  Aaa       AAA       08/01/13     5.375        2,385,234
--------------------------------------------------------------------------------------------------
  1,250  New York State Thruway
           Authority-Highway & Bridge
           Trust Fund-Series C
           (FGIC Insured)                  Aaa       AAA       04/01/10     5.250        1,397,575
--------------------------------------------------------------------------------------------------
                                                                                        11,598,059
--------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
10                                                   UBS Global Asset Management

Insured Municipal Income Fund Inc.

Portfolio of Investments-- September 30, 2002 (unaudited)

PRINCIPAL
 AMOUNT                                  MOODY'S     S&P       MATURITY   INTEREST
  (000)                                  RATING     RATING      DATES       RATES         VALUE
--------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
--------------------------------------------------------------------------------------------------
OHIO--1.68%
 $3,000  Cleveland Public Power
           System Revenue-First
           Mortgage-Series A
           (Pre-refunded with U.S.
           Government Securities
           to 11/15/04 @ 102)
           (MBIA Insured)                  Aaa       AAA    11/15/24        7.000%      $3,397,440
--------------------------------------------------------------------------------------------------
  1,870  Ohio Water Development
           Authority-Pollution Control
           Facilities Revenue-Water
           Control Loan Fund-Water
           Quality Series (MBIA Insured)   Aaa       AAA       06/01/13     5.500        2,116,915
--------------------------------------------------------------------------------------------------
                                                                                         5,514,355
--------------------------------------------------------------------------------------------------
PENNSYLVANIA--14.36%
  6,130  North Wales Water Authority-
           Series A (FGIC Insured)         Aaa       AAA       11/01/16     5.500        6,357,239
--------------------------------------------------------------------------------------------------
 16,435  Pennsylvania Intergovernmental
           Cooperative Authority
           Special Tax Revenue
           Philadelphia Funding Program
           (Pre-refunded with U.S.
           Government Securities to
           06/15/03 @ 100)                                     06/15/15 to  5.600 to
           (MBIA Insured)                  Aaa       AAA       06/15/23     5.625       16,913,989
--------------------------------------------------------------------------------------------------
  2,675  Pennsylvania Intergovernmental
           Cooperative Authority
           Special Tax Reveune
           Philadelphia Funding Program
           (Pre-refunded with U.S.
           Government Securities to
           06/15/05 @ 100)
           (FGIC Insured)                  Aaa       AAA       06/15/14     7.000        3,044,043
--------------------------------------------------------------------------------------------------
  2,000  Philadelphia General
           Obligation                                          03/15/13 to
           (FSA Insured)                   Aaa       AAA       03/15/14     5.250        2,219,210
--------------------------------------------------------------------------------------------------
  3,750  Philadelphia School District-
           Series A (MBIA Insured)         Aaa       AAA       04/01/16     5.250        4,126,425
--------------------------------------------------------------------------------------------------
  5,885  Philadelphia Water &
           Wastewater Revenue
           (FSA Insured)                   Aaa       AAA       06/15/15     5.500        6,139,409
--------------------------------------------------------------------------------------------------
  8,085  Philadelphia Water &
           Wastewater Revenue
           (Pre-refunded with U.S.
           Government Securities to
           06/15/03 @ 102)
           (FSA Insured)                   Aaa       AAA       06/15/15     5.500        8,473,888
--------------------------------------------------------------------------------------------------
                                                                                        47,274,203
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   11

Insured Municipal Income Fund Inc.

Portfolio of Investments-- September 30, 2002 (unaudited)

PRINCIPAL
 AMOUNT                                  MOODY'S     S&P       MATURITY   INTEREST
  (000)                                  RATING     RATING      DATES       RATES         VALUE
--------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
--------------------------------------------------------------------------------------------------
RHODE ISLAND--10.55%
$14,000  Rhode Island Convention
           Center Authority-Series A
           (Pre-refunded with U.S.
           Government Securities
           to 05/15/03 @ 102)
           (AMBAC Insured)                 Aaa       AAA       05/15/27     5.750%     $14,649,460
--------------------------------------------------------------------------------------------------
 10,000  Rhode Island Depositors
           Economic Protection Corp.
           Special Obligation-Series A
           (Escrowed to Maturity)
           (FSA Insured)                   Aaa       AAA       08/01/14     5.750       12,046,000
--------------------------------------------------------------------------------------------------
  7,000  Rhode Island Depositors
           Economic Protection Corp.
           Special Obligation-Series B
           (Pre-refunded with U.S.
           Government Securities
           to 02/01/11 @ 100)
           (MBIA Insured)                  Aaa       AAA       08/01/21     5.250        8,031,380
--------------------------------------------------------------------------------------------------
                                                                                        34,726,840
--------------------------------------------------------------------------------------------------
SOUTH CAROLINA--2.40%
  2,625  Charleston County Hospital
           Facilities Revenue-Bon
           Secours Health System Project
           (Escrowed to Maturity)
           (FSA Insured)                   Aaa       AAA       08/15/25     5.625        2,761,658
--------------------------------------------------------------------------------------------------
  5,000  South Carolina Public Service
           Authority Revenue-Series A
           (MBIA Insured)                  Aaa       AAA       07/01/21     5.500        5,150,650
--------------------------------------------------------------------------------------------------
                                                                                         7,912,308
--------------------------------------------------------------------------------------------------
TENNESSEE--1.56%
  5,000  Sullivan County Health
           Educational & Housing Facilities
           Board Revenue-Holston Valley
           Health (MBIA Insured)           Aaa       AAA       02/15/20     5.750        5,140,050
--------------------------------------------------------------------------------------------------
TEXAS--27.80%
  7,000  Austin Utilities System Revenue
           (AMBAC Insured)                 Aaa       AAA       11/15/16     5.750        7,037,450
--------------------------------------------------------------------------------------------------
  7,945  Bexar Metropolitan Water
           District Waterworks System
           Revenue (MBIA Insured)          Aaa       AAA       05/01/22     5.875        8,662,434
--------------------------------------------------------------------------------------------------
  5,730  Bexar Metropolitan Water
           District Waterworks System
           Revenue (Pre-refunded with
           U.S. Government Securities
           to 05/01/05 @ 102)
           (MBIA Insured)                  Aaa       AAA       05/01/22     5.875        6,432,956
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
12                                                   UBS Global Asset Management

Insured Municipal Income Fund Inc.

Portfolio of Investments-- September 30, 2002 (unaudited)

PRINCIPAL
 AMOUNT                                  MOODY'S     S&P       MATURITY   INTEREST
  (000)                                  RATING     RATING      DATES       RATES         VALUE
--------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
--------------------------------------------------------------------------------------------------
TEXAS--(CONCLUDED)
 $7,720  Colorado River Municipal
           Water District Water
           Revenue (AMBAC Insured)         Aaa       AAA       01/01/21     5.150%      $7,731,966
--------------------------------------------------------------------------------------------------
  2,120  Frisco Certificates Obligation
           Series A (FGIC Insured)         Aaa       AAA       02/15/14     5.250       2,356,316
--------------------------------------------------------------------------------------------------
  3,000  Harris County Toll Road
           Sub-Lien (FGIC Insured)         Aaa       AAA       08/01/09     6.000       3,538,980
--------------------------------------------------------------------------------------------------
  6,000  Houston Water & Sewer
           System Revenue-Junior
           Lien-Series A (FSA Insured)     Aaa       AAA       12/01/15     5.500       6,838,020
--------------------------------------------------------------------------------------------------
  7,000  Houston Water & Sewer
           System Revenue-Junior
           Lien-Series C (FGIC Insured)    Aaa       AAA       12/01/22     5.250        7,318,010
--------------------------------------------------------------------------------------------------
  2,000  Jefferson County (FGIC Insured)   Aaa       AAA       08/01/20     5.250        2,157,640
--------------------------------------------------------------------------------------------------
  3,620  Lower Colorado River
           Authority Revenue-
           Series B (FSA Insured)          Aaa      AAA        05/15/13     6.000        4,221,644
--------------------------------------------------------------------------------------------------
 10,000  Lubbock Health Facilities
           Developement Corp.-Hospital
           Revenue Methodist Hospital-
           Series A (Pre-refunded with
           U.S. Government Securities
           to 12/01/05 @ 100)
           (AMBAC Insured)                 Aaa       AAA       12/01/22     5.900       11,267,900
--------------------------------------------------------------------------------------------------
  9,005  Matagorda County Navigation
           District No. 1 Revenue-Houston
           Light & Power-Series A
           (AMBAC Insured)                 Aaa       AAA       03/01/27     6.700        9,219,319
--------------------------------------------------------------------------------------------------
  9,500  San Antonio Electric & Gas
           Revenue-Capital
           Appreciation-Series A
           (Escrowed to Maturity)
           (AMBAC Insured)                 Aaa       AAA       02/01/05     3.280@       9,050,270
--------------------------------------------------------------------------------------------------
    155  San Antonio Water Revenue
           (MBIA Insured)                  Aaa       AAA       05/15/16     6.000          179,284
--------------------------------------------------------------------------------------------------
    720  San Antonio Water Revenue
           (Pre-refunded with U.S.
           Government Securities to
           05/15/07 @ 100)
           (MBIA Insured)                  Aaa       AAA       05/15/16     6.000          870,091
--------------------------------------------------------------------------------------------------
  4,170  Williamson County General
           Obligation (FSA Insured)        Aaa       AAA       02/15/17     5.500        4,652,052
--------------------------------------------------------------------------------------------------
                                                                                        91,534,332
--------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   13

Insured Municipal Income Fund Inc.

Portfolio of Investments-- September 30, 2002 (unaudited)

PRINCIPAL
 AMOUNT                                  MOODY'S     S&P       MATURITY   INTEREST
  (000)                                  RATING     RATING      DATES       RATES         VALUE
--------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONCLUDED)
--------------------------------------------------------------------------------------------------
WASHINGTON--5.34%
 $3,220  Cowlitz County
           School District                                     12/01/15 to
           No. 458 Kelso                   Aaa       NR        12/01/18     5.750%      $3,739,803
--------------------------------------------------------------------------------------------------
  2,175  Energy Northwest Electric
           Revenue-Project No. 1
           Series A (MBIA Insured)         Aaa       AAA       07/01/15     5.750        2,531,309
--------------------------------------------------------------------------------------------------
  2,000  King County School District
           No. 403 Renton
           (FGIC Insured)                  Aaa       AAA       12/01/14     5.250        2,189,240
--------------------------------------------------------------------------------------------------
  5,000  Metropolitan Seattle Sewer
           Revenue-Series W
           (Pre-refunded with U.S.
           Government Securities to
           01/01/03 @ 102)
           (MBIA Insured)                  Aaa       AAA       01/01/33     6.300        5,160,700
--------------------------------------------------------------------------------------------------
  3,625  Snohomish County School
           District No. 015 Edmonds
           (FGIC Insured)                  Aaa       AAA       12/01/15     5.250        3,967,997
--------------------------------------------------------------------------------------------------
                                                                                        17,589,049
--------------------------------------------------------------------------------------------------
WEST VIRGINIA--3.86%
 10,000  Marshall County Pollution
           Control Revenue-Ohio
           Power Project-Series D
           (MBIA Insured)                  Aaa       AAA       04/01/22     5.900       10,360,300
--------------------------------------------------------------------------------------------------
  2,245  West Virginia Water
           Development Authority
           Water Developement
           Revenue Loan Program II
           Series A-II (FSA Insured)       Aaa       AAA       11/01/29     5.750        2,357,362
--------------------------------------------------------------------------------------------------
                                                                                        12,717,662
--------------------------------------------------------------------------------------------------
WISCONSIN--2.56%
  1,500  Wisconsin Health & Educational
           Facilities Authority Revenue
           Bellin Memorial Hospital
           (AMBAC Insured)                 Aaa       AAA       02/15/19     5.500        1,537,605
--------------------------------------------------------------------------------------------------
  3,500  Wisconsin State Health &
           Educational Facilities
           Authority Revenue-Hospital
           Sisters Health Services
           (MBIA Insured)                  Aaa       AAA       06/01/18     5.375        3,599,190
--------------------------------------------------------------------------------------------------
  3,000  Wisconsin State Transportation
           Revenue-Series A
           (MBIA Insured)                  Aaa       AAA       07/01/15     5.500        3,299,280
--------------------------------------------------------------------------------------------------
                                                                                         8,436,075
--------------------------------------------------------------------------------------------------
Total Long-Term Municipal Bonds (cost--$427,409,236)                                   462,574,986
--------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
14                                                   UBS Global Asset Management

Insured Municipal Income Fund Inc.

Portfolio of Investments-- September 30, 2002 (unaudited)


PRINCIPAL
 AMOUNT                                  MOODY'S     S&P       MATURITY   INTEREST
  (000)                                  RATING     RATING      DATES       RATES         VALUE
--------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL NOTES--3.07%
--------------------------------------------------------------------------------------------------
   $100  Pinellas County Health
           Facilities Authority Revenue
           Pooled Hospital Loan
           Program (AMBAC Insured)        VMIG-1     A-1+      10/01/02     2.000%*       $100,000
--------------------------------------------------------------------------------------------------
MICHIGAN--2.74%
  9,000  University of Michigan-Medical
           Service Plan-Series A          VMIG-1     A-1+      10/01/02     2.100*       9,000,000
--------------------------------------------------------------------------------------------------
TENNESSEE--0.27%
    900  Metropolitan Nashville Airport
           Authority-Special Facilities
           Revenue-American Airlines
           Project-Series A                 NR       A-1+      10/01/02     2.000         *900,000
--------------------------------------------------------------------------------------------------
TEXAS--0.03%
    100  Harris County Industrial
           Development Corp.
           Pollution Control Revenue      VMIG-1     A-1+      10/01/02     2.000*         100,000
--------------------------------------------------------------------------------------------------
Total Short-Term Municipal Notes (cost--$10,100,000)                                    10,100,000
--------------------------------------------------------------------------------------------------
Total Investments (cost--$437,509,236)--143.55%                                        472,674,986
--------------------------------------------------------------------------------------------------
Other assets in excess of liabilities--2.00%                                             6,589,272
--------------------------------------------------------------------------------------------------
Liquidation value of Auction Preferred Shares--(45.55%)                               (150,000,000)
--------------------------------------------------------------------------------------------------
Net assets applicable to common shareholders--100.00%                                 $329,264,258
--------------------------------------------------------------------------------------------------

* Variable rate demand notes are payable on demand. The maturity dates shown are the next interest rate reset dates. The interest rates shown are the current rates as of September 30, 2002.

@ Interest rates shown reflect yield to maturity at purchase date for zero coupon bonds.

NR    -- Not Rated
AMBAC -- American Municipal Bond Assurance Corporation
FGIC  -- Financial Guaranty Insurance Company
FSA   -- Financial Security Assurance Incorporated
MBIA  -- Municipal Bond Investors Assurance







                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   15

Insured Municipal Income Fund Inc.

Statement of Assets and Liabilities-- September 30, 2002 (unaudited)


ASSETS:
Investments in securities, at value (cost--$437,509,236)           $472,674,986
-------------------------------------------------------------------------------
Cash                                                                    209,580
-------------------------------------------------------------------------------
Interest receivable                                                   7,136,069
-------------------------------------------------------------------------------
Other assets                                                              8,395
-------------------------------------------------------------------------------
Total assets                                                        480,029,030
-------------------------------------------------------------------------------
LIABILITIES:
Payable to investment advisor and administrator                         303,961
-------------------------------------------------------------------------------
Dividends  payable to preferred  shareholders                            61,164
-------------------------------------------------------------------------------
Accrued expenses and other liabilities                                  399,647
-------------------------------------------------------------------------------
Total liabilities                                                       764,772
-------------------------------------------------------------------------------
Auction Preferred Shares Series A, B, C & D--3,000
  non-participating  shares  authorized,
  issued and outstanding; $0.001 par value;
  $50,000  liquidation  value per share                             150,000,000
-------------------------------------------------------------------------------
Net assets applicable to common shareholders                       $329,264,258
-------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Common Stock--$0.001 par value; 199,997,000 shares authorized;
  20,628,363 shares issued and outstanding                          302,699,678
-------------------------------------------------------------------------------
Undistributed net investment income                                   2,988,821
-------------------------------------------------------------------------------
Accumulated  net realized loss from  investment  transactions       (11,589,991)
-------------------------------------------------------------------------------
Net unrealized  appreciation  of  investments                        35,165,750
-------------------------------------------------------------------------------
Net assets  applicable to common shareholders                      $329,264,258
-------------------------------------------------------------------------------
Net asset value per common share ($329,264,258 applicable to
  20,628,363 common shares outstanding)                                  $15.96
-------------------------------------------------------------------------------







                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
16                                                   UBS Global Asset Management

Insured Municipal Income Fund Inc.

Statement of Operations

                                                                    For the Six
                                                                    Months Ended
                                                                 September 30, 2002
                                                                     (unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                             $12,392,724
--------------------------------------------------------------------------------
EXPENSES:
Investment advisory and administration fees                            2,123,260
--------------------------------------------------------------------------------
Auction Preferred Shares expenses                                        254,891
--------------------------------------------------------------------------------
Custody and accounting                                                   141,551
--------------------------------------------------------------------------------
Professional fees                                                         35,224
--------------------------------------------------------------------------------
Reports and notices to shareholders                                       33,325
--------------------------------------------------------------------------------
Transfer agency fees                                                       9,690
--------------------------------------------------------------------------------
Directors' fees                                                            3,741
--------------------------------------------------------------------------------
Other expenses                                                            24,611
--------------------------------------------------------------------------------
                                                                       2,626,293
--------------------------------------------------------------------------------
Less: Fee waivers from investment advisor                               (294,897)
--------------------------------------------------------------------------------
Net expenses                                                           2,331,396
--------------------------------------------------------------------------------
Net investment income                                                 10,061,328
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS FROM INVESTMENT ACTIVITIES:
Net realized gains from investment transactions                          182,286
--------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of investments     16,183,206
--------------------------------------------------------------------------------
Net realized and unrealized gains from investment activities          16,365,492
--------------------------------------------------------------------------------
Dividends to preferred shareholders from net investment income        (1,050,518)
--------------------------------------------------------------------------------
Net increase in net assets applicable to common shareholders
  resulting from operations                                          $25,376,302
--------------------------------------------------------------------------------










                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   17

Insured Municipal Income Fund Inc.

Statement of Changes in Net Assets Applicable to
Common Shareholders

                                                                   For the Six
                                                                   Months Ended      For the Year
                                                                September 30, 2002       Ended
                                                                    (unaudited)     March 31, 2002
--------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                               $10,061,328       $ 20,805,391
--------------------------------------------------------------------------------------------------
Net realized gains from investment transactions                         182,286          2,513,664
--------------------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation
  of investments                                                     16,183,206         (7,763,702)
--------------------------------------------------------------------------------------------------
Dividends to preferred shareholders from net investment income       (1,050,518)        (3,512,387)
--------------------------------------------------------------------------------------------------
Net increase in net assets  applicable  to common  shareholders
  resulting from operations                                          25,376,302         12,042,966
--------------------------------------------------------------------------------------------------
DIVIDENDS TO COMMON SHAREHOLDERS FROM:
Net investment income                                                (8,663,912)       (15,058,705)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to
  common shareholders                                                16,712,390         (3,015,739)
--------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period                                                 312,551,868        315,567,607
--------------------------------------------------------------------------------------------------
End of period (including undistributed net investment income
  of $2,988,821 and $2,641,923, respectively)                      $329,264,258       $312,551,868
--------------------------------------------------------------------------------------------------






                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
18                                                   UBS Global Asset Management

Insured Municipal Income Fund Inc.

Notes to Financial Statements (unaudited)


ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Insured Municipal Income Fund Inc. (the "Fund") was incorporated in Maryland on February 18, 1993, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a closed-end diversified management investment company. The Fund's investment objective is to achieve a high level of current income that is exempt from federal income tax, consistent with the preservation of capital.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION OF INVESTMENTS--The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors (the "Board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

DIVIDENDS AND DISTRIBUTIONS--The Fund intends to pay monthly dividends to common shareholders at a level rate that over time will result in the distribution of all of the Fund's net investment income remaining after the payment of dividends on any outstanding preferred shares. The dividend rate on the common stock is adjusted as necessary to reflect the performance of the Fund. Dividends and distributions to common shareholders are recorded on the ex-dividend date. Dividends to preferred shareholders are accrued daily. The amount of dividends from net investment income and distributions from net realized capital gains is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capi-


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   19

Insured Municipal Income Fund Inc.

Notes to Financial Statements (unaudited)

tal accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

The Fund follows an investment policy of investing primarily in municipal obligations of various states. Economic changes affecting those states and certain of their public bodies and municipalities may affect the ability of the issuers within those states to pay interest on, or repay principal of, municipal obligations held by the Fund.

INVESTMENT ADVISOR AND ADMINISTRATOR

The Board has approved an investment advisory and administration contract ("Advisory Contract") with UBS Global Asset Management (US) Inc. ("UBS Global AM") under which UBS Global AM serves as investment advisor and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued weekly and paid monthly, at the annual rate of 0.90% of the Fund's average weekly net assets. For the six months ended September 30, 2002, UBS Global AM voluntarily waived $294,897 in investment advisory and administration fees from the Fund.

COMMON STOCK

There are 199,997,000 shares of $0.001 par value common stock authorized and 20,628,363 common shares outstanding at September 30, 2002.

AUCTION PREFERRED SHARES

The Fund has issued 800 shares of Auction Preferred Shares Series A, 800 shares of Auction Preferred Shares Series B, 800 shares of Auction Preferred Shares Series C and 600 shares of Auction Preferred Shares Series D, which are referred to herein collectively as the "APS." All shares of each series of APS have a liquidation preference of $50,000 per share plus an amount equal to accumulated but unpaid dividends upon liquidation.

Dividends, which are cumulative, are generally reset every 7 days for APS Series A, 28 days for APS Series B, 90 days for APS Series C and 7 days for APS Series
D. Dividend rates ranged from 1.249% to 1.650% for the six months ended Septem-ber 30, 2002.

The Fund is subject to certain restrictions relating to the APS. Failure to comply with these restrictions could preclude the Fund from declaring any distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of APS at liquidation value.


--------------------------------------------------------------------------------
20                                                   UBS Global Asset Management

Insured Municipal Income Fund Inc.

Notes to Financial Statements (unaudited)


The APS are entitled to one vote per share and, unless otherwise required by law, will vote with holders of common stock as a single class, except that the preferred shares will vote separately as a class on certain matters, as required by law. The holders of the preferred shares have the right to elect two directors of the Fund.

FEDERAL TAX STATUS

For federal income tax purposes, the components of net unrealized appreciation of investments at September 30, 2002 were as follows:

Gross appreciation (investments having an excess value over cost).. $35,233,399 Gross depreciation (investments having an excess of cost
  over value) .....................................................     (67,649)
                                                                    -----------
Net unrealized appreciation of investments ........................ $35,165,750
                                                                    ===========

At September 30, 2002, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the period ended September 30, 2002 and the fiscal year ended March 31, 2002, was tax-exempt income.

For the six months ended September 30, 2002, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were $27,430,016 and $19,978,636, respectively. The Fund intends to distribute substantially all of its tax-exempt income and any taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

At March 31, 2002, the Fund had a net capital loss carryforward of $695,006 which is available as a reduction, to the extent provided in the regulations, of future net realized capital gains and will expire on March 31, 2003. To the extent that such losses are used to offset future capital gains, such gains will not be distributed.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   21

Insured Municipal Income Fund Inc.

Financial Highlights

Selected data for a share of common stock outstanding throughout each period is presented below:

                           FOR THE SIX
                          MONTHS ENDED             FOR THE YEARS ENDED MARCH 31,
                        SEPTEMBER 30, 2002 ---------------------------------------------------
                           (UNAUDITED)     2002        2001       2000        1999       1998
----------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD        $15.15      $15.30      $14.54      $15.58      $15.40     $14.10
----------------------------------------------------------------------------------------------
Net investment income          0.49        1.01        1.04        1.04        1.02       1.03
----------------------------------------------------------------------------------------------
Net realized and unrealized
  gains (losses) from
  investment activities        0.79       (0.26)       0.79       (1.05)       0.18       1.30
----------------------------------------------------------------------------------------------
Common share equivalent of
  dividends paid to preferred
  shareholders from net
  investment income           (0.05)      (0.17)      (0.31)      (0.26)      (0.25)     (0.26)
----------------------------------------------------------------------------------------------
Net increase (decrease) from
  operations applicable to
  common shareholders          1.23        0.58        1.52       (0.27)       0.95       2.07
----------------------------------------------------------------------------------------------
Dividends paid to common
  shareholders from net
  investment income           (0.42)      (0.73)      (0.76)      (0.77)      (0.77)     (0.77)
----------------------------------------------------------------------------------------------
NET ASSET VALUE,
  END OF PERIOD              $15.96      $15.15      $15.30      $14.54      $15.58     $15.40
----------------------------------------------------------------------------------------------
MARKET VALUE,
  END OF PERIOD              $14.51      $13.42      $13.11      $12.00      $14.25     $13.56
----------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)    11.36%       8.04%      16.02%     (10.49)%     10.96%     19.70%
----------------------------------------------------------------------------------------------
RATIO TO AVERAGE NET
  ASSETS ATTRIBUTABLE TO
  COMMON SHARES:
----------------------------------------------------------------------------------------------
Total expenses, net of
  waivers from advisor         1.45%*      1.42%       1.44%       1.44%       1.46%      1.49%
----------------------------------------------------------------------------------------------
Total expenses, before
  waivers from advisor         1.64%*      1.61%       1.63%       1.63%       1.65%      1.74%
----------------------------------------------------------------------------------------------
Net investment income before
  preferred stock dividends    6.26%*      6.57%       7.00%       7.05%       6.58%      6.84%
----------------------------------------------------------------------------------------------
Preferred stock dividends      0.65%*      1.11%       2.10%       1.75%       1.60%      1.75%
----------------------------------------------------------------------------------------------
Net investment income
  available to common
  shareholders, net of
  waivers from advisor         5.61%*      5.46%       4.90%       5.30%       4.98%      5.09%
----------------------------------------------------------------------------------------------
Net investment income
  available to common
  shareholders, before
  waivers from advisor         5.42%*      5.27%       4.71%       5.11%       4.79%      4.84%
----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------
Net assets applicable to
  common shareholders,
  end of period (000's)    $329,264    $312,552    $315,568    $299,876    $321,361   $317,761
----------------------------------------------------------------------------------------------
Portfolio turnover                4%         14%          2%          8%          5%         6%
----------------------------------------------------------------------------------------------
Asset coverage per share
  of preferred stock,
  end of period            $159,755    $154,184    $155,189    $149,959    $157,120   $155,920
----------------------------------------------------------------------------------------------

*   Annualized.

(1) Total investment return is calculated assuming a $10,000 purchase of common stock at the current market price on the first day of each period reported and a sale at the current market price on the last day of each period reported, and assuming reinvestment of dividends and other distributions to common shareholders at prices obtained under the Fund's Dividend Reinvestment Plan. Total investment return does not reflect brokerage commissions and has not been annualized for the period less than one year.

--------------------------------------------------------------------------------
22                                                   UBS Global Asset Management

Insured Municipal Income Fund Inc.


GENERAL INFORMATION (UNAUDITED)

THE FUND

Insured Municipal Income Fund Inc. (the "Fund") is a diversified, closed-end management investment company whose shares trade on the New YorkStock Exchange ("NYSE").The Fund's investment objective is to achieve a high level of current income that is exempt from federal income tax, consistent with the preservation of capital. The Fund's investment advisor and administrator is UBS Global Asset Management (US) Inc. ("UBS Global AM"), an indirect wholly owned asset management subsidiary of UBS AG, which has over $71.4 billion in assets under management as of October 31, 2002.

Effective May 20, 2002, William Veronda assumed primary responsibility for the day-to-day management of the Fund. Mr. Veronda is an Executive Director and portfolio manager of UBS Global AM. Mr. Veronda joined UBS Global AM in September 1995 and has led its municipal research group since that date. Mr. Veronda previously served as the portfolio manager for PaineWebber Municipal High Income Fund from September 1995 until March 2001.

INVESTMENT POLICY CHANGES

The Fund's Board approved modifications to the Fund's investment policies as a result of a new rule promulgated by the Securities and Exchange Commission. This rule generally requires a fund with a name suggesting that it focuses on a particular type of investment to invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in the type of investment suggested by its name. The investment policy changes became effective on April 8, 2002. These changes are not expected to affect materially portfolio management.

The new 80% policy has been adopted as a "fundamental" investment policy; the Fund may not deviate from this 80% policy without shareholder approval. Many of the Fund's other investment policies are non-fundamental policies and may be changed by its board without shareholder approval. The Fund will interpret these new policies as if the following phrase appeared immediately after the words "net assets": "(plus the amount of any borrowing for investment purposes)." If subsequent to an investment, the Fund's 80% policy is no longer met (e.g., bonds are called resulting in a large influx of cash), then under normal circumstances, the Fund's future investments would be made in a manner that would bring the Fund's investments back in line with the 80% threshold.

In order to place these changes in context, reproduced below are prior policies that were impacted by this change as well as new policies which replace the prior policies:





--------------------------------------------------------------------------------
UBS Global Asset Management                                                   23

Insured Municipal Income Fund Inc.



GENERAL INFORMATION (UNAUDITED)

INVESTMENT POLICY CHANGES (CONTINUED)

PRIOR POLICIES IMPACTED BY CHANGE:

         The Fund normally invests substantially all of its assets in a diversified portfolio of long-term Municipal Obligations that are insured as to the timely payment of both principal and interest by an entity that, at the time of investment, has a claims-paying ability rated Aaa by Moody's, AAA by S&P or an equivalent rating by another NRSRO or (with respect to 20% of the Fund's total assets) that are, at the time of investment (1) backed by an escrow or trust account containing sufficient U.S. government or U.S. government agency securities to ensure the timely payment of principal and interest; (2) guaranteed as to timely payment of principal and interest by an entity which has a credit rating of Aaa by Moody's, AAA by S&P or an equivalent rating by another NRSRO; or (3) not insured, guaranteed or backed by escrows but rated Aaa by Moody's, AAA by S&P or an equivalent rating by another NRSRO. All the Municipal Obligations described above will have, at the time of investment, ratings of Aaa from Moody's, AAA from S&P or equivalent ratings from another NRSRO or (with respect to the Municipal Obligations described in (1) above), if unrated, will have been determined by the investment advisor to be of comparable quality to Municipal Obligations that have received such ratings. In addition, the Fund under normal circumstances invests at least 65% of its total assets in income producing securities. "Long-term" means Municipal Obligations with maturities in excess of 10 years.

         The Fund normally invests substantially all of its assets in long-term Municipal Obligations. However, in order to invest cash reserves or when, in the opinion of the investment advisor, no suitable long-term Municipal Obligations are available, the Fund may invest up to 20% of its total assets in high quality short-term Municipal Obligations that are rated, at the time of investment, no lower than MIG-2 by Moody's, SP-2 by S&P or the equivalent by another NRSRO or, if unrated, that are determined by the investment advisor to be of comparable quality to Municipal Obligations that are rated at least MIG-2 or SP-2. These short-term Municipal Obligations may include variable or floating rate demand notes and similar instruments that trade as short-term obligations. For temporary defensive purposes, the Fund may invest without limit in such short-term Municipal Obligations. In addition, if in the opinion of the investment advisor no suitable short-term Municipal Obligations are available, the Fund temporarily may hold cash and, with respect to up to 20% of its total assets, invest in taxable money market instruments.

--------------------------------------------------------------------------------
24                                                   UBS Global Asset Management

Insured Municipal Income Fund Inc.




GENERAL INFORMATION (UNAUDITED)

INVESTMENT POLICY CHANGES (CONTINUED)

REVISED POLICIES:

         The Fund normally invests substantially all of its assets in a diversified portfolio of long-term Municipal Obligations. Under normal circumstances, the Fund invests at least 80% of its net assets in insured Municipal Obligations, the income from which is exempt from regular federal income tax. "Insured Municipal Obligations" are Municipal Obligations that are insured as to the timely payment of both principal and interest by an entity that, at the time of investment, has a claims-paying ability rated Aaa by Moody's, AAA by S&P or an equivalent rating by another NRSRO. The Fund may invest up to 20% of its net assets in Municipal Obligations that are not insured but that are, at the time of investment, (1) backed by an escrow or trust account containing sufficient U.S. government or U.S. government agency securities to ensure the timely payment of principal and interest; (2) guaranteed as to timely payment of principal and interest by an entity which has a credit rating of Aaa by Moody's, AAA by S&P or an equivalent rating by another NRSRO; or (3) not insured, guaranteed or backed by escrows but rated Aaa by Moody's, AAA by S&P or an equivalent rating by another NRSRO. All the Municipal Obligations described above will have, at the time of investment, ratings of Aaa from Moody's, AAA from S&P or equivalent ratings from another NRSRO or (with respect to the Municipal Obligations described in (1) above), if unrated, will have been determined by the investment advisor to be of comparable quality to Municipal Obligations that have received such ratings. "Long-term" means Municipal Obligations with maturities in excess of 10 years at the time of purchase.

         The Fund normally invests substantially all of its assets in long-term Municipal Obligations. However, in order to invest cash reserves or when, in the opinion of the investment advisor, no suitable long-term Municipal Obligations are available, the Fund may invest up to 20% of its net assets in high quality short-term Municipal Obligations that are rated, at the time of investment, no lower than MIG-2 by Moody's, SP-2 by S&P or the equivalent by another NRSRO or, if unrated, that are determined by the investment advisor to be of comparable quality to Municipal Obligations that are rated at least MIG-2 or SP-2. These short-term Municipal Obligations may include variable or floating rate demand notes and similar instruments that trade as short-term obligations. For temporary defensive purposes, the Fund may invest without limit in such short-term Municipal Obligations. In addition, if in the opinion of the investment advisor no suitable short-term Municipal Obligations are available, the Fund temporarily

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   25

Insured Municipal Income Fund Inc.


GENERAL INFORMATION (UNAUDITED)

INVESTMENT POLICY CHANGES (CONCLUDED)

         may hold cash and, with respect to up to 20% of its net assets, invest in taxable money market instruments.

SHAREHOLDER INFORMATION

The Fund's NYSE trading symbol is "PIF." Comparative net asset value and market price information about the Fund is published weekly in THE WALLSTREET JOURNAL, THE NEW YORK TIMES and BARRON'S, as well as in numerous other publications.

An annual meeting of shareholders of the Fund was held on July 18, 2002. At the meeting Margo N. Alexander, Richard Q. Armstrong, David J. Beaubien, E. Garrett Bewkes, Jr., Richard R. Burt, Meyer Feldberg, George W. Gowen, William W. Hewitt, Jr., Morton L. Janklow, Frederic V. Malek, Carl W. Schafer and William
D. White were elected to serve as directors until the next annual meeting of shareholders, or until their successors are elected and qualified. The shares were voted as indicated below:

COMMON STOCK AND APS SHARES VOTING AS A SINGLE CLASS

                                                                            SHARES
                                                           SHARES          WITHHOLD
TO VOTE FOR OR WITHHOLD AUTHORITY IN THE ELECTION OF:     VOTED FOR       AUTHORITY
------------------------------------------------------------------------------------
Richard Q. Armstrong                                    19,847,112.49     199,676.94
David J. Beaubien                                       19,846,950.49     199,838.94
E. Garrett Bewkes, Jr.                                  19,845,882.49     200,906.94
Richard R. Burt                                         19,676,469.49     370,319.94
George W. Gowen                                         19,838,498.49     208,290.94
William W. Hewitt, Jr.                                  19,839,485.49     207,303.94
Morton L. Janklow                                       19,681,145.49     365,643.94
Frederic V. Malek                                       19,688,491.49     358,297.94
Carl W. Schafer                                         19,688,857.49     357,931.94
William D. White                                        19,689,270.49     357,518.94
------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES

                                                                            SHARES
                                                           SHARES          WITHHOLD
TO VOTE FOR OR WITHHOLD AUTHORITY IN THE ELECTION OF:     VOTED FOR       AUTHORITY
------------------------------------------------------------------------------------
Margo N. Alexander                                          2,874             20
Meyer Feldberg                                              2,874             20
-------------------------------------------------------------------------------------

Broker non-votes were as follows: common stock--584,467.57 shares; and Auction Preferred Shares--106 shares.


--------------------------------------------------------------------------------
26                                                   UBS Global Asset Management

Insured Municipal Income Fund Inc.



GENERAL INFORMATION (UNAUDITED)

DIVIDEND REINVESTMENT PLAN

The Fund's Board has established a Dividend Reinvestment Plan (the "Plan") under which all common shareholders whose shares are registered in their own names, or in the name of UBS PaineWebber Inc. or its nominee, will have all dividends and other distributions on their shares of common stock automatically reinvested in additional shares of common stock, unless such common shareholders elect to receive cash.Common shareholders who elect to hold their shares in the name of another broker or nominee should contact such broker or nominee to determine whether, or how, they may participate in the Plan.The ability of such shareholders to participate in the Plan may change if their shares are transferred into the name of another broker or nominee.

A common shareholder may elect not to participate in the Plan or may terminate participation in the Plan at any time without penalty, and common shareholders who have previously terminated participation in the Plan may rejoin it at any time. Changes in elections must be made in writing to the Fund's transfer agent and should include the shareholder's name and address as they appear on the share certificate or in the transfer agent's records. An election to terminate participation in the Plan, until such election is changed, will be deemed an election by a common shareholder to take all subsequent distributions in cash.
An election will be effective only for distributions declared and having a record date at least ten days after the date on which the election is received.

Additional shares of common stock acquired under the Plan will be purchased in the open market, on the NYSE or otherwise, at prices that may be higher or lower than the net asset value per share of the common stock at the time of the purchase. The number of shares of common stock purchased with each dividend will be equal to the result obtained by dividing the amount of the dividend payable to a particular shareholder by the average price per share (including applicable brokerage commissions) that the transfer agent was able to obtain in the open market. The Fund will not issue any new shares of common stock in connection with the Plan. There currently is no charge to participants for reinvesting dividends or other distributions. The transfer agent's fees for handling the reinvestment of distributions will be paid by the Fund. However, each participant pays a pro rata share of brokerage commissions incurred with respect to the transfer agent's open market purchases of common stock in connection with the reinvestment of distributions. The automatic reinvestment of dividends and other distributions in shares of common stock does not relieve participants of any income tax that may be payable on such distributions.



--------------------------------------------------------------------------------
UBS Global Asset Management                                                   27

Insured Municipal Income Fund Inc.


GENERAL INFORMATION (UNAUDITED)

DIVIDEND REINVESTMENT PLAN (CONCLUDED)

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan with respect to any dividend or other distribution if notice of the change is sent to Plan participants at least 30 days before the record date for such distribution. The Plan also may be amended or terminated by the transfer agent by at least 30 days' written notice to all Plan participants. Additional information regarding the Plan may be obtained from, and all correspondence concerning the Plan should be directed to, the transfer agent at PFPC Inc., P.O. Box 43027, Providence, Rhode Island 02940-3027. For further information regarding the Plan, you may also contact the transfer agent directly at 1-800-331-1710.













--------------------------------------------------------------------------------
28                                                   UBS Global Asset Management

Insured Municipal Income Fund Inc.


DIRECTORS

E. Garrett Bewkes, Jr.                  George W. Gowen
CHAIRMAN                                William W. Hewitt, Jr.

Margo N. Alexander                      Morton L. Janklow

Richard Q. Armstrong                    Frederic V. Malek

David J. Beaubien                       Carl W. Schafer

Richard R. Burt                         William D. White

Meyer Feldberg

PRINCIPAL OFFICERS

Brian M. Storms                         Paul H. Schubert
PRESIDENT                               VICE PRESIDENT AND TREASURER

Amy R. Doberman                         Elbridge T. Gerry III
VICE PRESIDENT AND SECRETARY            VICE PRESIDENT



INVESTMENT ADVISOR AND
ADMINISTRATOR

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114






NOTICE IS HEREBY GIVEN IN ACCORDANCE WITH SECTION 23(C) OF THE INVESTMENT COMPANY ACT OF 1940 THAT FROM TIME TO TIME THE FUND MAY PURCHASE SHARES OF ITS COMMON STOCK IN THE OPEN MARKET AT MARKET PRICES.

THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

THIS REPORT IS SENT TO THE SHAREHOLDERS OF THE FUND FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.

(c) 2002 UBS GLOBAL ASSET MANAGEMENT (US) INC.
    ALL RIGHTS RESERVED.

--------------------------------------------------------------------------------
                                                     UBS Global Asset Management

[Graphic Omitted] UBS
                  UBS GLOBAL ASSET MANAGEMENT (US) INC.
                  51 West 52nd Street
                  New York, NY 10019-6114